Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	ArcBest Corporation
Entity Central Index Key	0000894405
Amendment Flag	false
ArcBest 401(k) and DC Retirement Plan
Document Information [Line Items]
Document Type	11-K
Entity Tax Identification Number	71-0673405
Amendment Flag	false